Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,258	$ 922	$ 935	$ 895
Provision for credit losses
Originations	27	27	80	74
Maturities	(38)	(38)	(108)	(107)
Changes in risk, parameters and exposures	177	138	752	431
Write-offs	(141)	(148)	(438)	(440)
Recoveries	30	32	97	94
Exchange rate and other	(12)	(1)	(17)	(15)
Balance at end of period	1,301	932	1,301	932
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	343	238	272	242
Provision for credit losses
Transfers to Stage 1	110	154	339	428
Transfers to Stage 2	(25)	(20)	(81)	(66)
Transfers to Stage 3			(2)	(1)
Originations	27	27	80	73
Maturities	(12)	(8)	(35)	(20)
Changes in risk, parameters and exposures	(43)	(148)	(174)	(414)
Exchange rate and other	1		2	1
Balance at end of period	401	243	401	243
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	757	555	520	512
Provision for credit losses
Transfers to Stage 1	(109)	(154)	(335)	(422)
Transfers to Stage 2	25	20	82	67
Transfers to Stage 3	(16)	(41)	(55)	(125)
Originations				1
Maturities	(26)	(30)	(73)	(87)
Changes in risk, parameters and exposures	146	210	639	614
Exchange rate and other	(1)		(2)
Balance at end of period	776	560	776	560
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	158	129	143	141
Provision for credit losses
Transfers to Stage 1	(1)		(4)	(6)
Transfers to Stage 2			(1)	(1)
Transfers to Stage 3	16	41	57	126
Changes in risk, parameters and exposures	74	76	287	231
Write-offs	(141)	(148)	(438)	(440)
Recoveries	30	32	97	94
Exchange rate and other	(12)	(1)	(17)	(16)
Balance at end of period	$ 124	$ 129	$ 124	$ 129